Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Supplemental Information, Operating Leases
Supplemental information related to operating leases was as follows:

	As of December 31,
(in thousands)	2025	2024
Cash paid for amounts included in the measurement of operating lease liabilities	€3,670	€3,647
Weighted average remaining lease term	12.3 years	13.4 years
Weighted average discount rate	3.4%	3.4%

Schedule of Maturities of Operating Lease Liabilities
Maturities of operating lease liabilities are as follows:

As of December 31,
(in thousands)	2025
2026	€3,678
2027	3,679
2028	3,590
2029	3,560
2030	3,560
2031 and thereafter	26,401
Total lease payments	44,468
Less: imputed interest	(8,126)
Total	€36,342